Document And Entity Information	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	InPoint Commercial Real Estate Income, Inc.
Entity Central Index Key	0001690012
Entity Emerging Growth Company	false
Entity File Number	001-40833
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	32-0506267
Entity Address, Address Line One	2901 Butterfield Road
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(800)
Local Phone Number	826-8228
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.75% Series A Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	ICR PR A
Security Exchange Name	NYSE